RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Schedule of Remuneration of Directors and Other Key Management Personnel
The remuneration of the Company’s directors and other key management personnel during the years ended December 31, 2025 and 2024 were as follows:

	2025	2024
Salaries, directors’ fees and other short-term benefits	$11,598	$3,203
Share-based payments	6,640	3,732
Termination benefits	8,517	—
Total key management personnel compensation	$26,755	$6,935